Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	$ 12,167,196	$ 15,997,488
Less: accumulated depreciation	(3,153,369)	(3,058,890)
Property and equipment, net	9,013,827	12,938,598
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	3,122,152	4,469,370
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	3,674,485	4,262,580
Land [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	2,249,401	3,489,621
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	2,355,674	2,723,113
Automobiles [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	158,925	364,916
Software [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, subtotal	$ 606,559	$ 687,888